[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 17, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Growth Trust
         Securities Act of 1933 Registration No. 33-55024
         Investment Company Act of 1940 File No. 811-985
         CIK 0000034918
         ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Growth Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus is in use which is a foreign language translation of the English language prospectus noted below. The prospectus was filed electronically on June 20, 2000 (EDGAR accession number 0000950146-00-000664).


                                                              PROSPECTUS
                  FUND                                        DATED JUNE 1, 2000

                                                              CHINESE    SPANISH


                  State Street Research
                  Concentrated International Fund                          X


Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectus is a fair and accurate translation of the foreign language version now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
GROWTH TRUST


By:      /S/ AMY L. SIMMONS
         -----------------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company